Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Intangible asset		$ 180,449		$ 180,449		$ 189,492
Below Market Lease Net		14,756		14,756		22,141
Amortization of intangible assets		3,887	$ 3,632	1,657	$ 7,252
Favorable lease terms
Intangible asset		21,782		21,782		$ 21,782
Write offs		2,335		2,335
Unfavorable lease terms
Write offs	[1]	5,937		5,937
Write off of acquisition cost and accumulated amortization		64,608		64,608
Below Market Lease Net		$ 5,567		$ 5,567

[1]	As of June 30, 2015, the intangible liability associated with the unfavorable lease terms included an amount of $5,567 related to current purchase options held by third parties. During the six months ended June 30, 2015, $5,937 of unfavorable lease terms was written-off. During the six months ended June 30, 2015, acquisition cost and accumulated amortization of $64,608, of fully amortized unfavorable lease terms were written off.